DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION

NOTE 16 - DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION:

A.	Description of the Transaction and Loss of Control

On October 17, 2025 (the “Closing Date”), the Company completed a strategic transaction, following an investment by Cumberland in exchange for a 30% equity interest. As part of the transaction and prior to its completion, the Company formed THI and transferred to THI substantially all Talicia®-related business activities, including (i) Talicia® intellectual property rights and certain manufacturing arrangements, (ii) prepaid regulatory fees, and (iii) rights to future proceeds and receivables under the Gaelan arrangement, while retaining certain receivables existing as of the transaction date (see note 15). The transfer also included the Talicia® U.S. commercialization operations and related employees.

On the Closing Date, THI received a total equity investment of $4  million from Cumberland in exchange for shares representing a 30% equity interest in THI. Of this amount, $2.0 million was received at closing, and the remaining $2.0 million is payable within 12 months of the Closing Date.

Following the transaction, the Company holds a 70% equity interest in THI. However, based on the terms of the Shareholders’ Agreement and the Exclusive Joint Commercialization Agreement, it was determined that the Company lost unilateral control over THI.

Under the Co-Commercialization Agreement, the Company remains obligated to make certain supplier payments, while being entitled to reimbursement from Cumberland. Accordingly, the Company recognized the related amounts on a gross basis, as a current liability together with a corresponding receivable.

As of December 31, 2025, the related balance amounted to $1.2 million, reflected in prepaid expenses and other receivables and in accrued expenses and other current liabilities. This presentation increased both current assets and current liabilities by the same amount and did not affect the Company’s net assets.

Accounting treatment:

Following completion of the transaction, governance of THI is shared between the Company and Cumberland. Pursuant to Talicia Holdings’ organizational documents and the related stockholders’ and commercialization agreements, substantially all relevant activities, including key operating, strategic and budgetary decisions, require the joint approval of both shareholders through Talicia Holdings’ board of directors and designated joint committees.

Accordingly, although the Company retained a 70% equity interest in Talicia Holdings, it concluded that it no longer controls THI unilaterally and instead shares joint control with Cumberland. As a result, and since the Company has rights to THI’s net assets, THI is accounted for as a joint venture in accordance with IFRS 11.

Upon the loss of control on the Closing Date, the Company deconsolidated THI and recognized its retained 70% investment at fair value. The fair value of the retained investment was determined based on the implied pre-money valuation of THI derived from Cumberland’s investment, supported by a discounted cash flow valuation. Goodwill was recognized as part of the initial carrying amount of the investment.Thereafter, the Company’s retained 70% interest in THI is accounted for as an investment in a joint venture under the equity method (see note 17).

Accordingly, the Company’s U.S. commercial operations and the Talicia licensing activites, which represent a separate major line of business, are presented retrospectively as discontinued operations in accordance with IFRS 5. The results of the discontinued operations are presented as a single amount in the consolidated statements of comprehensive income (loss).

B.	Gain on Loss of Control

The Company recognized a gain on loss of control of approximately $8 million in connection with the deconsolidation of THI, measured as the difference between (i) the aggregate of the fair value of the consideration and the fair value of the retained 70% interest in THI and (ii) the carrying amount of THI’s net assets derecognized at the date control was lost.

In connection with the transaction, the Company transferred inventory to THI with a consideration of approximately $4.8 million. Of this amount, $2.0 million was effectively settled at closing through Cumberland’s investment, and the remaining $2.8 million represents an outstanding balance payable by THI and is reflected as part of the Company’s investment in THI as of December 31, 2025.

U.S. dollars in thousands
Fair value of the retained interest in THI:
Fair value of the 70% equity interest in THI *	8,948
Fair value of Inventory transferred from the Company to THI	4,831
Total fair value of retained interest	13,779

Carrying amount of net assets derecognized:
Inventory (at cost)	(4,026)
Intangible asset	(232)
Receivables	(1,538)
Total carrying amount of net assets derecognized	(5,796)

Gain on loss of control	7,983

* Derived from the implied pre-money valuation of THI based on Cumberland's $4.0 million investment for a 30% equity interest.

C.	Financial Performance of the Discontinued Operation

The results of the Company’s U.S. commercial operations and the Talicia licensing activites included in the consolidated statements of comprehensive income (loss) are as follows. Amounts for 2025 include results of the discontinued operation up to the Closing Date (October 17, 2025), together with the gain on loss of control recognized on deconsolidation, which is presented within other income (loss) from discontinued operations.

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
NET REVENUES	7,490	8,043	6,530
COST OF REVENUES	1,977	3,193	3,459
GROSS PROFIT	5,513	4,850	3,071
SELLING AND MARKETING EXPENSES	3,315	5,950	14,756
GENERAL AND ADMINISTRATIVE EXPENSES	2,624	4,679	10,200
OTHER INCOME (EXPENSES)*	8,062	(2,359)	44,064
OPERATING INCOME(LOSS)	7,636	(8,138)	22,179
FINANCIAL INCOME	127	54	20,588
FINANCIAL EXPENSES	112	544	353
FINANCIAL INCOME (EXPENSES), net	15	(490)	20,235
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	7,651	(8,628)	42,414
*Includes a gain recognized upon loss of control of THI in 2025

D.	Cash Flow Information of the Discontinued Operation:

Net cash flows attributable to the discontinued operation were as follows:

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
OPERATING ACTIVITIES:
Net cash used in operating activities	(2,460)	(434)	(18,998)
Net cash provided by financing activities	—	474	7,815
Net cash provided by investing activities	1,696	—	—
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(764)	40	(11,183)

E.	Comparative information:

Comparative information for the years ended December 31, 2024 and 2023 has been restated to present the Talicia® business as a discontinued operation in accordance with IFRS 5.